Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading gain (loss):
Realized gain (loss) on closed positions	$ (200,091)	$ (2,335,648)	$ 353,195
Change in unrealized gain (loss) on open positions	432,476	(36,306)	(865,419)
Global Diversified Managed Futures Portfolio LLC	(12,749)	0	0
Foreign currency transaction gain (loss)	(23,147)	(27,149)	167,482
Total Trading gain (loss)	196,489	(2,399,103)	(344,742)
Net investment income (loss):
Interest income	199,885	207,562	292,141
Realized gain (loss) on fixed income securities	(114,591)	(202,071)	(98,217)
Change in unrealized gain (loss) on fixed income securities	(34,582)	126,325	(106,156)
Total net investment gain (loss)	50,712	131,816	87,768
Expenses:
Advisory fees	28,101	51,521	62,625
Management fees	356,452	481,644	705,342
Incentive fees	118,791	29,872	155,519
Ongoing offering expenses	46,500	37,640	114,267
Operating expenses	438,000	566,360	848,733
Total expenses	1,777,840	2,471,069	3,930,760
Trading income (loss)	(1,530,639)	(4,738,356)	(4,187,734)
Non-Trading income (loss):
Interest on Non-Trading reserve	370	315	2,927
Collections in excess of impaired value	240,556	699,783	1,672,496
Legal and administrative fees	(256,885)	(155,913)	(130,495)
Management fees paid to US Bank	(220,905)	(290,228)	(233,247)
Non-Trading income (loss)	(236,864)	253,957	1,311,681
Net income (loss)	(1,767,503)	(4,484,399)	(2,876,053)
Capital Unit, Class A [Member]
Expenses:
Commissions	777,646	1,277,188	2,004,324
Capital Unit, Class B [Member]
Expenses:
Commissions	$ 12,350	$ 26,844	$ 39,950